Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	Dec. 31, 2025 USD ($) FinancialInstitution	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 14,164	$ 6,412
Restricted cash	400	0
Restricted cash, non-current	0	350
Cash and cash equivalents and restricted cash	14,564	6,762	$ 14,501	$ 69,932
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted deposits pledged as collateral	$ 50
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution	1
April 2023 Neptune Sale and Leaseback [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity	$ 350	$ 350